INVESTMENT IN JOINT VENTURE - Summarised financial information, Statement of comprehensive profit (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of joint ventures [line items]
NET REVENUES	$ 0	$ 286,000
Profit (loss)	$ (6,102,000)	$ (4,133,000)
Talicia Holdings Inc. [Member]
Disclosure of joint ventures [line items]
Percentage of which financial information is based on	100.00%
NET REVENUES	$ 1,313,000
Gross profit	577,000
Profit (loss)	(1,017,000)
Depreciation and amortization	221,000
Interest income	65,000
Income tax benefit	$ 46,000